Aggressive Allocation Lifestyle Fund Expense Example - Aggressive Allocation Lifestyle Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	$ 711